EQUITY-BASED COMPENSATION	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Share-Based Payment Arrangement [Abstract]
EQUITY-BASED COMPENSATION	EQUITY-BASED COMPENSATION
Equity Incentive Plans
The Company has granted options to employees, directors, and consultants under the 2015 Equity Incentive Plan (the “2015 Plan”). The 2015 Plan provides for the grant of incentive stock options (“ISOs”), nonstatutory stock options, restricted stock awards, restricted stock units, stock appreciation rights, performance-based stock awards and other stock-based awards. Additionally, the 2015 Plan provides for the grant of performance-based cash awards. ISOs may be granted only to the Company’s employees. All other awards may be granted to the Company’s employees, including officers, and to non-employee directors and consultants. As of September 30, 2024, there were approximately 9,844 shares remaining available for grant awards under the 2015 Plan.
During the nine-month periods ended September 30, 2024 and 2023, the Company awarded 21,125 and 0 stock options to its employees and directors, pursuant to the plan described above. Stock options generally vest over one to four years and have a contractual term of ten years. Stock options are valued using the Black-Scholes option pricing model and compensation cost is recognized based on the resulting value over the service period. Expected volatilities utilized in the model are based on implied volatilities from traded stocks of peer companies. Similarly, the dividend yield is based on historical experience and the estimate of future dividend yields. The risk-free interest rate is derived from the U.S. Treasury yield curve in effect at the time of grant. The expected term of the options is based on the average period the stock options are expected to remain outstanding. The fair value of the option grants awarded during the nine - month period ended September 30, 2024 was $0.1 million, which has been estimated with the following assumptions on the grant date.

Nine Months Ended September 30 2024
Risk-free interest rate	4.25%-4.61%
Volatility	106.07% - 123.31%
Expected life (years)	5.00-6.00
Expected dividend yield	0%
During the nine months ended September 30, 2023, the Company awarded 1,525 restricted stock units to its employees and 4,580 restricted stock awards to its officers and directors, pursuant to the plan described above. Both the restricted stock units and restricted stock awards are valued at the closing price $12.56 of the Company's common stock on the grant date, and generally vest over one to four years. Total fair value of the restricted stock awards and restricted stock units awarded during the nine - month period ended September 30, 2023 is $76,679.
The following table summarizes stock option activity for employees and non-employees for the nine months ended September 30, 2024 and 2023:

	Shares	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Term (in years)
Outstanding at December 31, 2022	13,391	$189.36	8.29
Granted	—
Exercised	—
Forfeited	—
Expired	—
Outstanding at September 30, 2023	13,391	$189.36	7.54
Exercisable at September 30, 2023	8,893	$226.40	7.36

Outstanding at December 31, 2023	11,164	$190.24	7.26
Granted	21,125	$3.02
Exercised	—
Forfeited	735
Expired	—
Outstanding at September 30, 2024	31,554	$66.75	8.45
Exercisable at September 30, 2024	9,086	$206.48	6.41
As of September 30, 2024 and 2023, there was approximately $0.1 million and $0.4 million, respectively, of total unrecognized compensation cost related to unvested stock options. Total unrecognized compensation cost will be adjusted for future changes in employee and non-employee forfeitures, if any. The Company expects to recognize that cost over a remaining weighted-average period of 0.75 years.
EQUITY-BASED COMPENSATION
Equity Incentive Plans
The Company has granted options to employees, directors, and consultants under the 2015 Equity Incentive Plan (the “2015 Plan”). The 2015 Plan provides for the grant of incentive stock options (“ISOs”), nonstatutory stock options, restricted stock awards, restricted stock units, stock appreciation rights, performance-based stock awards and other stock-based awards. Additionally, the 2015 Plan provides for the grant of performance-based cash awards. ISOs may be granted only to the Company’s employees. All other awards may be granted to the Company’s employees, including officers, and to non-employee directors and consultants. As of December 31, 2023 and 2022, there were 10,542 and 5,904 shares, respectively, remaining available for the grant of stock option under the 2015 Plan.
During the twelve months ended December 31, 2023 and 2022, the Company awarded 0 and 6,420, respectively, stock options to its employees and directors, pursuant to the plan described above. Stock options generally vest over one to four years and have a contractual term of ten years. Stock options are valued using the Black-Scholes option pricing model and compensation cost is recognized based on the resulting value over the service period. Expected volatilities utilized in the model are based on implied volatilities from traded stocks of peer companies. Similarly, the dividend yield is based on historical experience and the estimate of future dividend yields.
The risk-free interest rate is derived from the U.S. Treasury yield curve in effect at the time of grant. The expected term of the options is based on the average period the stock options are expected to remain outstanding. The fair value of the option grants of $0.5 million has been estimated with the following assumptions for the year ended December 31, 2022:

2022
Risk-free interest rate	1.62%-1.70%
Volatility	125.19% - 126.42%
Expected life (years)	5 -6 years
Expected dividend yield	0.00%
The following table summarizes stock option activity for employees and non-employees for the twelve months ended December 31, 2023 and 2022:

	Shares	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Term (in years)
Outstanding at December 31, 2021	7,990	$550	8.50
Granted	6,420	88
Exercised	—	—
Forfeited	(847)	—
Expired	(172)	—
Outstanding at December 31, 2022	13,391	$189	8.29
Exercisable at December 31, 2022	4,763	$287	7.63

Granted	—	$—
Exercised	—
Forfeited	(2,228)
Expired	—
Outstanding at December 31, 2023	11,163	$190	7.26
Exercisable at December 31, 2023	8,448	$212	7.13
As of December 31, 2023 and 2022, there was approximately $0.3 million and $0.8 million of total unrecognized compensation cost, respectively, related to unvested stock options. Total unrecognized compensation cost will be adjusted for future changes in employee and non-employee forfeitures, if any. The Company expects to recognize that cost over a remaining weighted-average period of 1.11 years.